Debt (Tables)	12 Months Ended
Dec. 31, 2016
Line of Credit [Abstract]
Schedule Of Debt

	December 31 2016	December 31, 2015

Revolving credit facility	$1,852	$—
Less unamortized debt issuance costs	(163)	—
Revolving credit facility, net	$1,689	$—